Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
Accounts receivable	$97,467	$126,247
Allowance for credit losses	(21,862)	(28,631)
Accounts receivable, net	$75,605	$97,616

The Group recognized credit losses of $2,654 and $6,278 for the six months ended June 30, 2024 and 2025.

The movement of allowance for credit losses for the six months ended June 30, 2024 and 2025 were as following:

	For the six months ended June 30,
	2024	2025
Balance at the beginning of the period	$21,144	$21,862
Additions	2,654	6,278
Foreign currency translation	(506)	491
Balance at the end of the period	$23,292	$28,631